Nature of Business and Organization (Details) - USD ($) $ in Millions	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net parent company investment			$ 0.0	$ (8,036.9)
Right-of-use asset	$ 80.7
Total	$ 81.2
Accounting Standards Update 2016-16
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net parent company investment			$ 0.3
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset		$ 84.9
Total		85.3
Minimum | Accounting Standards Update 2016-02 | Subsequent Event | Scenario, Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset		75.0
Total		75.0
Maximum | Accounting Standards Update 2016-02 | Subsequent Event | Scenario, Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset		95.0
Total		$ 95.0